Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000159123 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159123 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159123 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159123 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159123 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159123 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159123 | NetEase
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159123 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159123 | China Construction Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159123 | SK Hynix
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159123 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000159123 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000159123 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000159123 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159123 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159123 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159123 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159123 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159123 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159123 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000159124 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159124 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159124 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000159124 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000159124 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159124 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000159124 | NetEase
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000159124 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000159124 | China Construction Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159124 | SK Hynix
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000159124 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000159124 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000159124 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000159124 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000159124 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000159124 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000159124 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000159124 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000159124 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000159124 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000184325 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000184325 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000184325 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000184325 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000184325 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184325 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184325 | NetEase
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000184325 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184325 | China Construction Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184325 | SK Hynix
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000184325 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000184325 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000184325 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000184325 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000184325 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000184325 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000184325 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000184325 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000184325 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000184325 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000219341 | Alibaba Group Holding
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000219341 | Taiwan Semiconductor Manufacturing
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000219341 | Samsung Electronics
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000219341 | ICICI Bank
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219341 | Reliance Industries
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219341 | Prosus
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000219341 | NetEase
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000219341 | MediaTek
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219341 | China Construction Bank
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219341 | SK Hynix
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000219341 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000219341 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000219341 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000219341 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000219341 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000219341 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219341 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000219341 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000219341 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	5.50%